GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 22,558	$ 79	$ 481,965
Subscription receivable	943,000	$ 943,000	$ 1,193,000
[custom:ProceedsFromSubscriptionReceivable]	0
Proceeds from Contributed Capital	$ 0